OTHER OPERATING INCOME (Tables)	12 Months Ended
Dec. 31, 2017
Other operating income [Member]
OTHER OPERATING INCOME (Tables) [Line Items]
Disclosure of other operating income [text block]
	2018 £m	2017 £m	2016 £m
Operating lease rental income	1,343	1,344	1,225
Rental income from investment properties (note 26)	197	213	229
Gains less losses on disposal of financial assets at fair value through other comprehensive income (2017 and 2016: available-for-sale financial assets) (note 41)	275	446	575
Movement in value of in-force business (note 24)	(55)	(165)	472
Liability management	–	(14)	(598)
Share of results of joint ventures and associates	9	6	(1)
Other	151	165	133
Total other operating income	1,920	1,995	2,035